                          Supplement Dated May 1, 2011

                                     to the
                          Prospectus Dated May 1, 2005

       MetLife Income Security Plan(SM) Variable Income Annuity Contracts

                                    Issued by
                       Metropolitan Life Insurance Company
                                 200 Park Avenue
                            New York, New York 10166


This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan(SM) group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Retirement Products, P.O. Box 14660 Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus.


1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:


MET INVESTORS SERIES TRUST ("MET                       Loomis Sayles Small Cap Core
INVESTORS FUND")                                        MetLife Mid Cap Stock Index
  BlackRock Large Cap Core                              MetLife Stock Index
  Lord Abbett Bond Debenture                            MFS(R) Value
  Morgan Stanley Mid Cap Growth                         Morgan Stanley EAFE(R) Index
METROPOLITAN SERIES FUND, INC.                          Neuberger Berman Genesis
  ("METROPOLITAN FUND")                                 Neuberger Berman Mid Cap Value
  Artio International Stock                             Oppenheimer Global Equity
  Barclays Capital Aggregate Bond                       Russell 2000(R) Index
Index                                                   T. Rowe Price Large Cap Growth
  BlackRock Aggressive Growth                           T. Rowe Price Small Cap Growth
  BlackRock Bond Income
  BlackRock Diversified
  Davis Venture Value
  Jennison Growth



2. TABLE OF EXPENSES

Delete and replace the fund expenses at pages 8 and 9 of the May 1, 2005 prospectus and replace with the following:




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------
Total Annual Met Investors Fund and Metropolitan Fund Operating
  Expenses for the fiscal year ending December 31, 2010 (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)..........................................................     0.27%     0.96%





MET INVESTORS FUND
 -- CLASS A ANNUAL
EXPENSES
FOR THE FISCAL YEAR ENDING                DISTRIBUTION                ACQUIRED     TOTAL     CONTRACTUAL FEE   NET TOTAL
DECEMBER 31, 2010                            AND/OR                  FUND FEES     ANNUAL     WAIVER AND/OR      ANNUAL
(AS A PERCENTAGE OF         MANAGEMENT   SERVICE(12B-1)     OTHER       AND      OPERATING       EXPENSE       OPERATING
AVERAGE NET ASSETS)             FEE           FEES        EXPENSES    EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES
--------------------------  ----------   --------------   --------   ---------   ---------   ---------------   ---------
BlackRock Large Cap Core
  Portfolio...............     0.59%           --           0.05%        --         0.64%            --           0.64%
Lord Abbett Bond Debenture
  Portfolio...............     0.50%           --           0.03%        --         0.53%            --           0.53%
Morgan Stanley Mid Cap
  Growth Portfolio........     0.66%           --           0.14%        --         0.80%          0.02%          0.78%(1)

METROPOLITAN FUND
 -- CLASS A ANNUAL
EXPENSES
FOR THE FISCAL YEAR
ENDING                                  DISTRIBUTION                                TOTAL     CONTRACTUAL FEE   NET TOTAL
DECEMBER 31, 2010                          AND/OR                    ACQUIRED       ANNUAL     WAIVER AND/OR      ANNUAL
(AS A PERCENTAGE OF       MANAGEMENT   SERVICE(12B-1)     OTHER      FUND FEES    OPERATING       EXPENSE       OPERATING
AVERAGE NET ASSETS)           FEE           FEES        EXPENSES   AND EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES
-------------------       ----------   --------------   --------   ------------   ---------   ---------------   ---------
Artio International
  Stock Portfolio.......     0.82%           --           0.12%        0.02%         0.96%          0.05%          0.91%(2)
Barclays Capital
  Aggregate Bond Index
  Portfolio.............     0.25%           --           0.03%          --          0.28%          0.01%          0.27%(3)
BlackRock Aggressive
  Growth Portfolio......     0.73%           --           0.04%          --          0.77%            --           0.77%
BlackRock Bond Income
  Portfolio.............     0.37%           --           0.03%          --          0.40%          0.03%          0.37%(4)
BlackRock Diversified
  Portfolio.............     0.46%           --           0.04%          --          0.50%            --           0.50%
Davis Venture Value
  Portfolio.............     0.70%           --           0.03%          --          0.73%          0.05%          0.68%(5)
Jennison Growth
  Portfolio.............     0.62%           --           0.02%          --          0.64%          0.07%          0.57%(6)
Loomis Sayles Small Cap
  Core Portfolio........     0.90%           --           0.06%          --          0.96%          0.05%          0.91%(7)
MetLife Mid Cap Stock
  Index Portfolio.......     0.25%           --           0.06%        0.01%         0.32%            --           0.32%
MetLife Stock Index
  Portfolio.............     0.25%           --           0.02%          --          0.27%          0.01%          0.26%(3)
MFS(R) Value Portfolio..     0.71%           --           0.02%          --          0.73%          0.11%          0.62%(8)
Morgan Stanley EAFE(R)
  Index Portfolio.......     0.30%           --           0.11%        0.01%         0.42%            --           0.42%
Neuberger Berman Genesis
  Portfolio.............     0.83%           --           0.06%          --          0.89%          0.02%          0.87%(9)
Neuberger Berman Mid Cap
  Value Portfolio.......     0.65%           --           0.05%          --          0.70%            --           0.70%
Oppenheimer Global
  Equity Portfolio......     0.53%           --           0.08%          --          0.61%            --           0.61%
Russell 2000(R) Index
  Portfolio.............     0.25%           --           0.07%        0.01%         0.33%            --           0.33%
T. Rowe Price Large Cap
  Growth Portfolio......     0.60%           --           0.04%          --          0.64%            --           0.64%
T. Rowe Price Small Cap
  Growth Portfolio......     0.50%           --           0.07%          --          0.57%            --           0.57%



-------


1 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.



2 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.78% for the first $900 million of the Portfolio's average daily net assets, 0.75% for the next $100 million, 0.725% for the next $500 million and 0.70% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



3 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



4 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



5 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



6 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



7 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% on amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



8 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.



9 MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.





3. YOUR INVESTMENT CHOICES




Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES




                                                                      INVESTMENT MANAGER/SUB-INVESTMENT
FUNDING OPTION                            INVESTMENT OBJECTIVE                     MANAGER
--------------                            --------------------        ---------------------------------
MET INVESTORS FUND
  BlackRock Large Cap Core         Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: BlackRock
                                                                      Advisors, LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio                     opportunity for capital            Sub-Investment Manager: Lord,
                                   appreciation to produce a high     Abbett & Co. LLC
                                   total return.
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: Morgan
                                                                      Stanley Investment Management
                                                                      Inc.
METROPOLITAN FUND
  Artio International Stock        Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio                     capital.                           Sub-Investment Manager: Artio
                                                                      Global Management, LLC
  Barclays Capital Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
     Index Portfolio               the Barclays Capital U.S.          Sub-Investment Manager: MetLife
                                   Aggregate Bond Index.              Investment Advisors Company, LLC
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio                     appreciation.                      Sub-Investment Manager: BlackRock
                                                                      Advisors, LLC
  BlackRock Bond Income Portfolio  Seeks a competitive total return   MetLife Advisers, LLC
                                   primarily from investing in        Sub-Investment Manager: BlackRock
                                   fixed-income securities.           Advisors, LLC
  BlackRock Diversified Portfolio  Seeks high total return while      MetLife Advisers, LLC
                                   attempting to limit investment     Sub-Investment Manager: BlackRock
                                   risk and preserve capital.         Advisors, LLC

                                                                      INVESTMENT MANAGER/SUB-INVESTMENT
FUNDING OPTION                            INVESTMENT OBJECTIVE                     MANAGER
--------------                            --------------------        ---------------------------------
  Davis Venture Value Portfolio    Seeks growth of capital.           MetLife Advisers, LLC
                                                                      Sub-Investment Manager: Davis
                                                                      Selected Advisers, L.P.
  Jennison Growth Portfolio        Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Sub-Investment Manager: Jennison
                                                                      Associates LLC
  Loomis Sayles Small Cap Core     Seeks long-term capital growth     MetLife Advisers, LLC
     Portfolio                     from investments in common stocks  Sub-Investment Manager: Loomis,
                                   or other equity securities.        Sayles & Company, L.P.
  MetLife Mid Cap Stock Index      Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio                     the Standard & Poor's MidCap       Sub-Investment Manager: MetLife
                                   400(R) Composite Stock Price       Investment Advisors Company, LLC
                                   Index.
  MetLife Stock Index Portfolio    Seeks to equal the performance of  MetLife Advisers, LLC
                                   the Standard & Poor's 500(R)       Sub-Investment Manager: MetLife
                                   Composite Stock Price Index.       Investment Advisors Company, LLC
  MFS(R) Value Portfolio           Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Sub-Investment Manager:
                                                                      Massachusetts Financial Services
                                                                      Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio                     the MSCI EAFE(R) Index.            Sub-Investment Manager: MetLife
                                                                      Investment Advisors Company, LLC
  Neuberger Berman Genesis         Seeks high total return,           MetLife Advisers, LLC
     Portfolio                     consisting principally of capital  Sub-Investment Manager: Neuberger
                                   appreciation.                      Berman Management LLC
  Neuberger Berman Mid Cap Value   Seeks capital growth.              MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: Neuberger
                                                                      Berman Management LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager:
                                                                      OppenheimerFunds, Inc.
  Russell 2000(R) Index Portfolio  Seeks to equal the performance of  MetLife Advisers, LLC
                                   the Russell 2000(R) Index.         Sub-Investment Manager: MetLife
                                                                      Investment Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio                     and, secondarily, dividend         Sub-Investment Manager: T. Rowe
                                   income.                            Price Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Sub-Investment Manager: T. Rowe
                                                                      Price Associates, Inc.




4. REALLOCATIONS


Delete the Monitored Portfolios starting in the fifth line of the fourth paragraph on page 25 and replace with the following:


(i.e., the Artio International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Lord Abbett Bond Debenture, Morgan Stanley EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio -- the "Monitored Portfolios").


                   THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

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NEW YORK, NEW YORK